Earnings Per Common Share Attributable to Pfizer Inc. Common Shareholders - Basic and Diluted (Details) - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
EPS Numerator-Basic
Income from continuing operations	[1]	$ 21,353	$ 7,229		$ 6,975
Less: Net income attributable to noncontrolling interests		47	31		26
Income from continuing operations attributable to Pfizer Inc.		21,306	7,198		6,949
Less: Preferred stock dividends––net of tax		1	1		1
Income from continuing operations attributable to Pfizer Inc. common shareholders		21,305	7,197		6,948
Discontinued operations––net of tax	[1]	2	17		11
Less: Discontinued operations––net of tax, attributable to noncontrolling interests		0	0		0
Discontinued operations––net of tax, attributable to Pfizer Inc. common shareholders		2	17		11
Net income attributable to Pfizer Inc. common shareholders		21,307	7,214		6,959
EPS Numerator––Diluted
Income from continuing operations attributable to Pfizer Inc. common shareholders and assumed conversions		21,306	7,197		6,948
Net income attributable to Pfizer Inc. common shareholders and assumed conversions		$ 21,308	$ 7,214		$ 6,960
EPS Denominator
Weighted-average number of common shares outstanding––Basic	[1],[2]	5,970.0	6,089.0		6,176.0
Common-share equivalents: stock options, stock issuable under employee compensation plans, convertible preferred stock and accelerated share repurchase agreements	[2]	89.0	70.0		81.0
Weighted-average number of common shares outstanding––Diluted	[1]	6,058.0	6,159.0	[2]	6,257.0	[2]
Equity Option [Member]
EPS Denominator
Stock options that had exercise prices greater than the average market price of our common stock issuable under employee compensation plans	[3]	36.0	63.0		50.0
Common Stock [Member]
EPS Denominator
Number of shares modified to accelerate vesting		15.2

[1]	Amounts may not add due to rounding.
[2]	2017 shares include the effect of the modification for a commitment to pay 15.2 million common-share equivalents that were scheduled for near-term settlement.
[3]	These common stock equivalents were outstanding for the periods presented, but were not included in the computation of diluted EPS for those periods because their inclusion would have had an anti-dilutive effect.